Investment Property	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Investment Property
11.
Investment Property
(a)
Changes in investment properties for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Beginning balance	₩	28,269	32,995
Transfer from property, plant and equipment		9,928	—
Depreciation		(4,962)	(5,084)
Others		(240)	—
Ending balance	₩	32,995	27,911

(b)
For the year ended December 31, 2024, rental income from investment property is ~~W~~8,891 million (2023: ~~W~~5,478 million) and rental cost is ~~W~~5,468 million (2023: ~~W~~5,429 million).